Equity (Tables)	12 Months Ended
Dec. 31, 2025
Equity [abstract]
Schedule of proposal for the distribution of profits	The following proposal regarding distribution of profits relates to the Parent Company.

Skr mn
At the disposal of the Annual General Meeting	19,869
The Board of Directors proposes that the Annual General Meeting dispose of these funds as follows:
– dividend to the shareholder of Skr 118.58 share amounting to	473
Remaining disposable funds to be carried forward	19,396